Condensed Financial Information (Parent Company) (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Other, net		$ 129,000	$ 132,000	$ 29,000
Net cash provided by (used in) operating activities		3,396,000	3,736,000	4,631,000
Cash flows from investing activities
Sales of fixed maturity securities		17,214,000	46,130,000	38,885,000
Purchases of fixed maturity securities		(18,782,000)	(39,687,000)	(44,058,000)
Net cash provided by (used in) investing activities		(3,915,000)	4,674,000	(7,042,000)
Cash flows from financing activities
Distribution to MetLife, Inc.		(1,798,000)	0	0
Net cash provided by (used in) financing activities		(2,852,000)	(4,752,000)	2,380,000
Change in cash and cash equivalents		(3,371,000)	3,658,000	(33,000)
Cash and cash equivalents, beginning of year		5,228,000	1,570,000	1,603,000
Cash and cash equivalents, end of year	$ 5,228,000	1,857,000	5,228,000	1,570,000
Supplemental disclosures of cash flow information
Net cash paid (received) for interest		155,000	186,000	195,000
Net cash paid (received) for income tax		(637,000)	189,000	$ (405,000)
Parent Company
Cash flows from operating activities
Net income (loss)	(569)	(378,118)
Equity in (earnings) losses of subsidiaries	0	565,979
Distribution from subsidiary	0	50,000
Other, net	569	(252,310)
Net cash provided by (used in) operating activities	0	(14,449)
Cash flows from investing activities
Sales of fixed maturity securities	0	509,814
Purchases of fixed maturity securities	0	(748,972)
Capital contributions to subsidiaries	0	(1,300,000)
Net cash provided by (used in) investing activities	0	(1,539,158)
Cash flows from financing activities
Long-term and short-term debt issued	0	3,724,375
Debt issuance costs	0	(39,187)
Issuance of common stock	1	0
Distribution to MetLife, Inc.	0	(1,798,000)
Credit facility fees	0	(8,054)
Net cash provided by (used in) financing activities	1	1,879,134
Change in cash and cash equivalents	1	325,527
Cash and cash equivalents, beginning of year	0	1
Cash and cash equivalents, end of year	1	325,528	$ 1
Supplemental disclosures of cash flow information
Net cash paid (received) for interest	0	67,135
Cash received from MetLife, Inc. for income tax	0	(40)
Income tax paid by Brighthouse Financial, Inc.	0	888
Net cash paid (received) for income tax	$ 0	$ 848